Document And Entity Information	Aug. 19, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2022
Entity Registrant Name	ARLINGTON ASSET INVESTMENT CORP.
Entity Central Index Key	0001209028
Entity Emerging Growth Company	false
Securities Act File Number	001-34374
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-1873198
Entity Address, Address Line One	6862 Elm Street
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22101
City Area Code	703
Local Phone Number	373-0200
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	AAIC
Security Exchange Name	NYSE
Eight Point Two Fifty Percent Series C Fixed To Floating Rate Cumulative Redeemable Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	8.250% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	AAIC PrC
Security Exchange Name	NYSE
Seven Point Zero Zero Percent Series B Cumulative Perpetual Redeemable Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.00% Series B Cumulative Perpetual Redeemable Preferred Stock
Trading Symbol	AAIC PrB
Security Exchange Name	NYSE
Six Point Seventy Five Percentage Senior Notes Due Two Thousand Twenty Five [Member]
Document Information [Line Items]
Title of 12(b) Security	6.75% Senior Notes due 2025
Trading Symbol	AIC
Security Exchange Name	NYSE
Six Point Zero Zero Zero Percentage Senior Notes Due Two Thousand Twenty Six [Member]
Document Information [Line Items]
Title of 12(b) Security	6.000% Senior Notes due 2026
Trading Symbol	AAIN
Security Exchange Name	NYSE